Investments (Details) - USD ($)	Nov. 30, 2025	May 31, 2025
Investments
Investments in Equity Securities	$ 103,519	$ 301,260
Securities Receivable	3,922,717	3,789,651
Total Value	$ 4,026,236	$ 4,090,911